                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-0266

                           Tri-Continental Corporation
               (Exact name of Registrant as specified in charter)

                                 100 Park Avenue
                            New York, New York 10017
               (Address of principal executive offices) (Zip code)

                                Lawrence P. Vogel
                                 100 Park Avenue
                            New York, New York 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 850-1864

Date of fiscal year end:  12/31

Date of reporting period: 6/30/05

ITEM 1.  REPORTS TO STOCKHOLDERS.

Management Discussion
and
Mid-Year Report 2005

Tri-Continental
Corporation

an investment you can live with

Tri-Continental Corporation invests to produce future growth of both capital and income, while providing reasonable current income.

TY is Tri-Continental Corporation’s symbol for its Common Stock on the New York Stock Exchange.

Tri-Continental Corporation

MID-YEAR REPORT 2005

August 16, 2005

To the Stockholders:

          Your mid-year Stockholder report for Tri-Continental Corporation follows this letter. The report contains Tri-Continental’s investment results and portfolio of investments.

          For the six months ended June 30, 2005, the Corporation posted a total return of -1.73% based on net asset value and -1.97% based on market price. During the same time period, the S&P 500 Index returned -0.81% and the Lipper Closed-End Growth & Income Funds Average returned 1.06%.

          Tri-Continental had net realized capital gains of $0.97 per share for the six months ended June 30, 2005. However, federal tax laws require that these gains first be used to offset any remaining capital loss carryforwards that were realized during 2002-2003 following the bear market. We remain confident that we will be able to offset the remainder of Tri-Continental’s capital loss carryforward with additional realized gains and resume capital gain payments. Unfortunately, we cannot predict exactly when this will occur. Any net realized capital gains, as with net unrealized gains, will be reflected in an increase in Tri-Continental’s net asset value, and will not be taxable to Stockholders who maintain their investment.

          Tri-Continental’s 75th Annual Stockholder Meeting was held on May 19, 2005 in Sarasota, Florida. At the meeting, three directors were elected and the selection of the Corporation’s auditors was ratified. For complete details of the vote, please refer to page 22 of this report. Please take the time to fill out the survey card included in this report. The survey is anonymous and enables Stockholders who were unable to attend the Annual Meeting the opportunity to voice their opinions. Your assistance is very much appreciated.

          We thank you for your continued support of Tri-Continental Corporation and look forward to serving your investment needs for many years to come.

By Order of the Board of Directors,

William C. Morris	Brian T. Zino
Chairman	President

Tri-Continental Corporation

Investment Results Per Common Share

TOTAL RETURNS
For Periods Ended June 30, 2005

			Average Annual

	Three Months*	Six Months*	One Year	Five Years	Ten Years

Market Price	0.39%	(1.97)%	7.38%	(2.19)%	7.41%

Net Asset Value	1.57	(1.73)	6.61	(3.14)	7.40

Lipper Closed-End
Growth & Income
Funds Average**	2.75	1.06	11.44	2.90	8.73

S&P 500 Index**	1.37	(0.81)	6.32	(2.37)	9.94

PRICE PER SHARE

	June 30, 2005	March 31, 2005	December 31, 2004

Market Price	$17.81	$17.80	$18.28
Net Asset Value	21.36	21.00	21.87

DIVIDEND, CAPITAL GAIN AND YIELD INFORMATION
For the Six Months Ended June 30, 2005

	Capital Gain

Dividends Paid‡	Realized†	Unrealized††	SEC 30-Day YieldØ

$0.11	$0.97	$0.83	1.41%

Performance data quoted represents past performance and does not guarantee future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Funds as of the most recent month end will be made available at www.seligman.com1 by the seventh business day following that month end. The Manager made certain payments to the Corporation in 2004. Absent such payments, the net asset value returns that include this period would have been lower. Returns reflect changes in market price or net asset value, as applicable, and assume reinvestment of distributions. Performance data quoted does not reflect the deduction of taxes that investors may pay on distributions or the sale of shares.

*	Returns for periods of less than one year are not annualized.

**

The Lipper Closed-End Growth & Income Funds Average (the “Lipper Average”) and the Standard & Poor’s 500 Composite Stock Index (the “S&P 500”) are unmanaged benchmarks that assume reinvestment of all distributions. The Lipper Average excludes the effect of any costs associated with the purchase of shares, and the S&P 500 excludes the effect of fees and sales charges. The Lipper Average measures the performance of closed-end funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The S&P 500 measures the performance of 500 of the largest US companies based on market capitalizations. Investors cannot invest directly in an index or an average.

‡	Preferred Stockholders were paid dividends totaling $1.25 per share.

†	Information does not reflect the effect of capital loss carryforwards that are available to offset these and future capital gains. See Note 6 to Financial Statements.

††	Represents the per share amount of net unrealized appreciation of portfolio securities as of June 30, 2005.

Ø	Current yield, representing the annualized yield for the 30-day period ended June 30, 2005, has been computed in accordance with SEC regulations and will vary.

[1]

The reference to Seligman’s website is an inactive textual reference and information contained in or otherwise accessible through Seligman’s website does not form a part of this report or the Corporation’s prospectus.

Tri-Continental Corporation

Highlights of the First Half

	June 30,	December 31,
	2005	2004

Assets:
Total assets	$2,412,720,662	$2,530,457,318
Amount owed	8,735,892	22,039,411

Net Investment Assets	2,403,984,770	2,508,417,907
Preferred Stock, at par value	37,637,000	37,637,000

Net Assets for Common Stock	$2,366,347,770	$2,470,780,907

Common shares outstanding	110,769,242	112,984,675
Net Assets Per Each Common Share	$21.36	$21.87

	Six Months Ended June 30,

	2005		2004

Taxable Gain:
Net capital gains realized	$107,580,721		$82,856,375
Per Common share	$0.97		$0.72
Accumulated capital losses, end of period	$(414,328,176)		$(642,083,464)
Per Common share, end of period	$(3.74)		$(5.55)
Unrealized capital gains, end of period	$92,469,730		$222,882,475
Per Common share, end of period	$0.83		$1.93

Income:
Total investment income earned	$22,227,121		$17,821,024
Expenses	7,754,499		7,734,265
Preferred Stock dividends	940,925		940,925

Income for Common Stock	$13,531,697		$9,145,834

Expenses to average net investment assets	0.65	%*	0.65	%*
Expenses to average net assets for Common Stock	0.66	%*	0.66	%*

Dividends per Common Share	$0.11		$0.08

*	Annualized.

Tri-Continental Corporation

Diversification of Net Investment Assets

The diversification of portfolio holdings by industry on June 30, 2005, was as follows. Individual securities owned are listed on pages 7 to 12.

				Percent of Net
				Investment Assets

	Issues	Cost	Value	June 30, 2005	December 31, 2004

Common Stocks, Warrants and Options Purchased:
Aerospace and Defense	2	$35,943,603	$40,098,985	1.7	0.6
Air Freight and Logistics	1	10,921,254	9,381,768	0.4	—
Auto Components	—	—	—	—	0.9
Beverages	2	65,713,145	62,992,102	2.6	2.6
Biotechnology	2	50,522,100	40,650,053	1.7	1.0
Building Products	1	9,431,317	10,588,784	0.4	0.5
Capital Markets	4	76,610,749	75,232,924	3.1	3.1
Chemicals	3	47,150,568	51,487,111	2.1	2.1
Commercial Banks	3	54,779,194	56,618,926	2.4	3.2
Commercial Services and Supplies	3	54,214,651	56,251,542	2.3	1.7
Communications Equipment	6	119,918,810	116,692,842	4.9	3.8
Computers and Peripherals	3	64,327,582	63,532,066	2.6	5.1
Consumer Finance	2	40,954,979	51,157,107	2.1	1.8
Containers and Packaging	1	30,550,005	21,968,626	0.9	—
Diversified Financial Services	3	121,761,944	126,427,485	5.3	4.4
Diversified Telecommunication Services	4	68,032,012	66,841,545	2.8	1.9
Electric Utilities	2	29,942,623	34,437,200	1.4	0.5
Electronic Equipment and Instruments	1	12,115,169	10,366,461	0.4	0.5
Energy	2	15,654,114	16,693,884	0.7	—
Energy Equipment and Services	3	15,042,938	18,884,528	0.8	0.8
Food and Staples Retailing	2	74,428,415	69,472,349	2.9	3.6
Food Products	—	—	—	—	1.4
Health Care Equipment and Supplies	2	29,269,949	27,534,896	1.2	0.4
Health Care Providers and Services	1	9,729,913	14,986,528	0.6	1.8
Hotels, Restaurants and Leisure	2	22,897,532	27,242,464	1.1	2.2
Household Products	2	34,509,239	38,986,115	1.6	2.1
Index Derivatives	—	—	—	—	0.7
Industrial Conglomerates	2	121,537,148	127,222,345	5.3	5.7
Insurance	2	59,685,996	67,275,642	2.8	4.8
Internet and Catalog Retail	1	8,723,341	9,534,562	0.4	0.7
Internet Software and Services	2	9,412,273	10,375,942	0.4	1.0
Machinery	2	31,081,372	37,996,955	1.6	1.9
Media	6	136,284,352	127,625,121	5.3	4.0
Metals and Mining	2	34,886,181	30,179,370	1.3	1.6
Multi-Line Retail	1	12,716,759	13,065,012	0.6	0.5
Multi-Utilities and Unregulated Power	1	8,334,897	13,384,446	0.6	0.8
Oil and Gas	8	108,266,261	146,463,572	6.1	3.6
Paper and Forest Products	—	—	—	—	0.5

(continued on page 5)

Tri-Continental Corporation

Diversification of Net Investment Assets (continued)

				Percent of Net Investment Assets

	Issues	Cost	Value	June 30, 2005	December 31, 2004

Common Stocks, Warrants and Options Purchased: (continued)
Personal Products	1	$10,362,845	$10,439,906	0.4	—
Pharmaceuticals	7	195,183,540	186,143,844	7.7	9.6
Retailing	2	24,815,665	26,191,684	1.1	—
Semiconductors and Semiconductor Equipment	3	53,835,628	51,347,185	2.1	2.9
Software	4	136,060,402	134,140,483	5.6	5.6
Software and Services	1	11,733,087	13,749,777	0.6	—
Specialty Retail	4	21,341,324	25,776,376	1.1	0.9
Thrifts and Mortgage Finance	2	46,893,512	46,402,431	1.9	2.0
Tobacco	1	38,837,913	57,106,420	2.4	2.4
Utilities	1	5,928,671	6,606,720	0.3	—
Wireless Telecommunication Services	2	29,497,138	44,343,440	1.8	1.8

Total Common Stocks, Warrants and Options Purchased	112	2,199,840,110	2,293,897,524	95.4	97.1

Tri-Continental Financial Division	2	6,162,221	2,556,397	0.1	0.1
Short-Term Holding and Other Assets Less Liabilities	1	107,530,849	107,530,849	4.5	2.8

	3	113,693,070	110,087,246	4.6	2.9

Net Investment Assets	115	$2,313,533,180	$2,403,984,770	100.0	100.0

Tri-Continental Corporation

Largest Portfolio Changes
April 1 to June 30, 2005

Largest Purchases	Largest Sales

JPMorgan Chase & Co.	Intel Corporation
MBNA Corporation*	Dean Foods Company**
Ameren Corporation*	Wachovia Corporation
E.I. Du Pont de Nemours and Company*	May Department Store**
Viacom Inc.*	Ishares**
Morgan Stanley	Merck & Co.**
Smurfit Stone Container Company	Advance Auto Parts**
Dollar General Corporation*	Jabil Circuit Inc.**
The Home Depot, Inc.*	Hewlett Packard Co.**
International Business Machines Corporation	Radian Group Inc.**

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.
**	Position eliminated during the period.

Ten Largest Equity Holdings
June 30, 2005

	June 30, 2005

	Cost (000s)	Value (000s)

General Electric Company	$93,087	$85,535
Exxon Mobil Corporation	49,162	75,166
Citigroup Inc.	66,170	73,082
Microsoft Corporation	80,040	72,813
Pfizer Inc.	81,879	65,054
Altria Group, Inc.	38,838	57,106
Wal-Mart Stores, Inc.	58,033	49,348
American International Group, Inc.	47,787	46,875
Tyco International Ltd.	28,450	41,687
JPMorgan Chase & Co.	42,660	40,618

	$586,106	$607,284

Tri-Continental Corporation

Portfolio of Investments (unaudited)	June 30, 2005

	Shares	Value

COMMON STOCKS AND WARRANTS 95.4%

AEROSPACE AND DEFENSE 1.7%
General Dynamics Corporation	135,700	$14,864,578
Honeywell International Inc.	688,900	25,234,407

		40,098,985

AIR FREIGHT AND LOGISTICS 0.4%
FedEx Corp.	115,810	9,381,768

BEVERAGES 2.6%
Coca-Cola Company (The)	793,300	33,120,275
PepsiCo, Inc.	553,900	29,871,827

		62,992,102

BIOTECHNOLOGY 1.7%
Amgen Inc.*	289,100	17,477,540
Pharmion Corporation*	998,600	23,172,513

		40,650,053

BUILDING PRODUCTS 0.4%
Masco Corporation	333,400	10,588,784

CAPITAL MARKETS 3.1%
Bank of New York Company, Inc. (The)	370,000	10,648,600
Goldman Sachs Group, Inc. (The)	166,400	16,976,128
Merrill Lynch & Co. Inc.	313,400	17,240,134
Morgan Stanley	578,770	30,368,062

		75,232,924

CHEMICALS 2.1%
Dow Chemical Co. (The)	446,100	19,864,834
E.I. Du Pont de Nemours and Company	355,800	15,302,958
Praxair, Inc.	350,200	16,319,320

		51,487,112

COMMERCIAL BANKS 2.4%
Bank of America Corporation	806,740	36,795,411
Fifth Third Bancorp	259,600	10,689,030
Wachovia Corporation	184,163	9,134,485

		56,618,926

COMMERCIAL SERVICES AND SUPPLIES 2.3%
Cendant Corporation	1,048,600	23,457,182
ServiceMaster Company (The)	897,100	12,021,140
Waste Management Inc.	733,000	20,773,220

		56,251,542

COMMUNICATIONS EQUIPMENT 4.9%
Cisco Systems, Inc.*	1,994,180	38,078,867
Lucent Technologies, Inc.	5,238,700	15,244,617

See footnotes on page 12.

Tri-Continental Corporation

Portfolio of Investments (unaudited)	June 30, 2005

	Shares or Warrants		Value

COMMUNICATIONS EQUIPMENT (continued)
Lucent Technologies, Inc. (exercise price of $2.75, expiring 12/10/2007)	36,077	wts.	$27,599
Nokia Corp. (ADR)	1,910,100	shs.	31,784,064
Nortel Networks Corporation	5,613,300		14,650,713
QUALCOMM Inc.	512,100		16,906,982

			116,692,842

COMPUTERS AND PERIPHERALS 2.6%
Dell Inc.*	241,860		9,540,168
EMC Corporation*	1,027,400		14,085,654
International Business Machines Corporation	537,820		39,906,244

			63,532,066

CONSUMER FINANCE 2.1%
American Express Company	453,830		24,157,371
MBNA Corporation	1,032,100		26,999,736

			51,157,107

CONTAINERS AND PACKAGING 0.9%
Smurfit-Stone Container Company*	2,167,600		21,968,626

DIVERSIFIED FINANCIAL SERVICES 5.3%
CIT Group Inc.	296,200		12,727,714
Citigroup Inc.	1,580,830		73,081,771
JPMorgan Chase & Co.	1,150,000		40,618,000

			126,427,485

DIVERSIFIED TELECOMMUNICATION SERVICES 2.8%
Citizens Communications Company	1,573,500		21,147,840
SBC Communications Inc.	371,500		8,823,125
Sprint (FON Group)	798,500		20,034,365
Verizon Communications Inc.	487,300		16,836,215

			66,841,545

ELECTRIC UTILITIES 1.4%
Ameren Corporation	355,900		19,681,270
PPL Corporation	248,500		14,755,930

			34,437,200

ELECTRONIC EQUIPMENT AND INSTRUMENTS 0.4%
Symbol Technologies, Inc.	1,050,300		10,366,461

ENERGY 0.7%
Tidewater Inc.	270,300		10,303,836
Transocean Inc.*	118,400	(1)	6,390,048

			16,693,884

See footnotes on page 12.

Tri-Continental Corporation

Portfolio of Investments (unaudited)	June 30, 2005

	Shares		Value

ENERGY EQUIPMENT AND SERVICES 0.8%
Diamond Offshore Drilling Inc.	123,300	(1)	$6,587,919
National Oilwell Varco Inc.*	138,200		6,570,028
Noble Corporation*	93,100	(1)	5,726,581

			18,884,528

FOOD AND STAPLES RETAILING 2.9%
Kroger Company (The)*	1,057,500		20,124,225
Wal-Mart Stores, Inc.	1,023,820		49,348,124

			69,472,349

HEALTH CARE EQUIPMENT AND SUPPLIES 1.2%
Boston Scientific Corporation*	401,400		10,837,800
Medtronic, Inc.	322,400		16,697,096

			27,534,896

HEALTH CARE PROVIDERS AND SERVICES 0.6%
WellPoint Inc.*	215,200		14,986,528

HOTELS, RESTAURANTS AND LEISURE 1.1%
Applebee’s International, Inc.	484,900		12,820,756
Marriott International, Inc. Class A	211,400		14,421,708

			27,242,464

HOUSEHOLD PRODUCTS 1.6%
Colgate-Palmolive Company	385,200		19,225,332
Procter & Gamble Company (The)	374,612		19,760,783

			38,986,115

INDUSTRIAL CONGLOMERATES 5.3%
General Electric Company	2,468,550		85,535,257
Tyco International Ltd.	1,427,640		41,687,088

			127,222,345

INSURANCE 2.8%
American International Group, Inc.	806,800		46,875,080
Prudential Financial, Inc.	310,700		20,400,562

			67,275,642

INTERNET AND CATALOG RETAIL 0.4%
eBay Inc.*	288,620	(1)	9,534,562

INTERNET SOFTWARE AND SERVICES 0.4%
Yahoo!, Inc.*	291,500	(1)	10,099,017

MACHINERY 1.6%
Deere & Company	192,100		12,580,629
Illinois Tool Works Inc.	318,980		25,416,326

			37,996,955

See footnotes on page 12.

Tri-Continental Corporation

Portfolio of Investments (unaudited)	June 30, 2005

	Shares		Value

MEDIA 5.3%
Clear Channel Communications, Inc.	523,600		$16,194,948
Comcast Corporation Class A*	732,500		22,469,438
News Corp. (Class B)	1,143,900		18,508,302
Time Warner Inc.*	2,151,000		35,943,210
Univision Communications Inc. Class A*	674,500		18,582,475
Viacom Inc.	497,400		15,926,748

			127,625,121

METALS AND MINING 1.3%
Alcoa Inc.	608,200		15,892,266
Freeport-McMoRan Copper & Gold, Inc. Class B	381,600		14,287,104

			30,179,370

MULTI-LINE RETAIL 0.6%
Dollar General Corporation	641,700		13,065,012

MULTI-UTILITIES AND UNREGULATED POWER 0.6%
Duke Energy Corporation	450,200		13,384,446

OIL AND GAS 6.1%
Apache Corporation	105,400	(1)	6,808,840
BP p.l.c. (ADR)	219,800		13,711,124
Chevron Corporation	221,400	(1)	12,380,688
ConocoPhillips	183,600	(1)	10,555,164
Exxon Mobil Corporation	1,307,925	(1)	75,166,450
Murphy Oil Corporation	268,600	(1)	14,028,978
Pogo Producing Company	132,400		6,874,208
Western Gas Resources, Inc.	198,800	(1)	6,938,120

			146,463,572

PERSONAL PRODUCTS 0.4%
Gillette Company	206,200		10,439,906

PHARMACEUTICALS 7.7%
Andrx Corp.*	523,500		10,624,433
Forest Laboratories, Inc.*	488,200		18,966,570
Johnson & Johnson	465,463		30,255,095
Lilly Eli & Company	243,000	(1)	13,537,530
Novartis (ADR)	506,300		24,018,872
Pfizer Inc.	2,358,738		65,053,994
Wyeth	532,300		23,687,350

			186,143,844

RETAILING 1.1%
Federated Department Stores, Inc.	179,800		13,175,744
The Home Depot, Inc.	334,600		13,015,940

			26,191,684

See footnotes on page 12.

Tri-Continental Corporation

Portfolio of Investments (unaudited)	June 30, 2005

	Shares or Partnership Interest		Value

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT 2.1%
Applied Materials, Inc.	520,600	shs.	$8,420,705
Broadcom Corporation Class A*	398,500		14,158,705
Intel Corporation	1,105,390	(1)	28,767,775

			51,347,185

SOFTWARE 5.6%
Computer Associates International, Inc.	808,500		22,217,580
Microsoft Corp.	2,933,056		72,813,115
Novell, Inc.*	3,023,500		18,760,817
Symantec Corporation*	935,800		20,348,971

			134,140,483

SOFTWARE AND SERVICES 0.6%
VERITAS Software Corporation*	563,400		13,749,777

SPECIALTY RETAIL 1.1%
The Gap, Inc.	702,100		13,866,475
Michaels Stores, Inc.	285,300	(1)	11,802,861

			25,669,336

THRIFTS AND MORTGAGE FINANCE 1.9%
Fannie Mae	544,700		31,810,480
Freddie Mac	223,700		14,591,951

			46,402,431

TOBACCO 2.4%
Altria Group, Inc.	883,180		57,106,419

UTILITIES 0.3%
El Paso Corporation	573,500		6,606,720

WIRELESS TELECOMMUNICATION SERVICES 1.8%
American Tower Corporation Class A*	689,600		14,495,392
Crown Castle International Corp.*	1,468,900		29,848,048

			44,343,440

TOTAL COMMON STOCKS AND WARRANTS (Cost $2,199,484,538)			2,293,513,559

TRI-CONTINENTAL FINANCIAL DIVISION 0.1%
WCAS Capital Partners II, L.P.†	$4,301,124		1,792,910
Whitney Subordinated Debt Fund, L.P.†	1,861,097		763,487

TOTAL TRI-CONTINENTAL FINANCIAL DIVISION (Cost $6,162,221)			2,556,397

See footnotes on page 12.

Tri-Continental Corporation

Portfolio of Investments (unaudited)	June 30, 2005

	Shares Subject to Put/Call or Principal Amount		Value

OPTIONS PURCHASED 0.0%

INTERNET SOFTWARE AND SERVICES 0.0%
Yahoo!, Inc. Put, expiring July 2005 at $35	291,500	shs.	$276,925

SPECIALTY RETAIL 0.0%
Michaels Stores, Inc. Put, expiring July 2005 at $40	285,400		107,025
Michaels Stores, Inc. Call, expiring July 2005 at $45	100	(1)	15

			107,040

TOTAL OPTIONS PURCHASED (Cost $355,572)			383,965

FIXED TIME DEPOSIT 4.6%
CitiBank Nassau 3.312%, 7/1/2005 (Cost $109,886,000)	$109,886,000		109,886,000

TOTAL INVESTMENTS (Cost $2,315,888,331) 100.1%			2,406,339,921

OTHER ASSETS LESS LIABILITIES (0.1)%			(2,355,151)

NET INVESTMENT ASSETS 100.0%			$2,403,984,770

CALL OPTIONS WRITTEN
Apache Corporation, expiring July 2005 at $65	105,400	shs.	$(131,750)
Chevron Corporation, expiring July 2005 at $60	221,400		(22,140)
ConocoPhillips, expiring July 2005 at $57.50	183,600		(211,140)
Diamond Offshore Drilling, Inc., expiring July 2005 at $55	123,300		(110,970)
eBay Inc., expiring July 2005 at $37.50	288,500		(28,850)
Eli Lilly and Company, expiring October 2005 at $60	240,000		(240,000)
Exxon Mobil Corporation, expiring July 2005 at $70	327,000		(16,350)
Exxon Mobil Corporation, expiring July 2005 at $65	327,000		(16,350)
Intel Corporation, expiring July 2005 at $27.50	441,000		(44,100)
Michaels Stores, Inc., expiring July 2005 at $45	285,400		(42,810)
Murphy Oil Corporation, expiring July 2005 at $55	35,900		(14,360)
Noble Corporation, expiring July 2005 at $60	93,100		(279,300)
Transocean Inc., expiring July 2005 at $55	118,400		(130,240)
Western Gas Resources, Inc., expiring July 2005 at $35	71,300		(67,735)
Yahoo!, Inc., expiring July 2005 at $37.50	291,500		(29,150)

TOTAL CALL OPTIONS WRITTEN (Premiums received $3,403,385)			$(1,385,245)

* Non-income producing security.
ADR – American Depositary Receipts.
† Restricted security.
(1) All or part of the security is held as collateral for written options.
See Notes to Financial Statements.

Tri-Continental Corporation

Statement of Assets and Liabilities (unaudited)	June 30, 2005

Assets:
Investments, at value
Common stocks and warrants (cost—$2,199,484,538)	$2,293,513,559
Tri-Continental Financial Division (cost—$6,162,221)	2,556,397
Options purchased ($355,572)	383,965
Fixed time deposit (cost—$109,886,000)	109,886,000

Total investments (cost—$2,315,888,331)	2,406,339,921
Receivable for securities sold	3,124,222
Receivable for dividends and interest	2,632,624
Expenses prepaid to shareholder service agent	356,970
Other	266,925

Total Assets	2,412,720,662

Liabilities:
Bank overdraft	1,048,376
Payable for securities purchased	3,718,377
Options written (premiums received $3,403,385)	1,385,245
Management fee payable	826,274
Preferred dividends payable	470,463
Payable for Common Stock repurchased	460,251
Accrued expenses and other	826,906

Total Liabilities	8,735,892

Net Investment Assets	2,403,984,770

Preferred Stock	37,637,000

Net Assets for Common Stock	$2,366,347,770

Net Assets per share of Common Stock (Market value—$17.81)	$21.36

Statement of Capital Stock and Surplus (unaudited) June 30, 2005

Capital Stock:
$2.50 Cumulative Preferred Stock, $50 par value, assets coverage per share—$3,332 Shares authorized 1,000,000; issued and outstanding—752,740	$37,637,000
Common Stock, $0.50 par value: Shares authorized—159,000,000; issued and outstanding—110,769,242	55,384,621
Surplus:
Capital surplus	2,630,543,490
Undistributed net investment income	2,278,105
Accumulated net realized loss	(414,328,176)
Net unrealized appreciation of investments and options written	92,469,730

Net Investment Assets	$2,403,984,770

See Notes to Financial Statements.

Tri-Continental Corporation

Statement of Operations (unaudited)	For the Six Months Ended June 30, 2005

Investment Income:
Dividends (net of foreign taxes withheld of $216,422)	$21,119,202
Interest	837,813
Other income	270,106

Total Investment Income	22,227,121

Expenses:
Management fee	4,959,263
Stockholder account and registrar services	1,809,765
Custody and related services	227,519
Directors’ fees and expenses	202,094
Stockholder reports and communications	147,749
Stockholders’ meeting	119,014
Audit and legal fees	57,670
Registration	43,291
Miscellaneous	188,134

Total Expenses	7,754,499

Net Investment Income	14,472,622 *

Net Realized and Unrealized Gain (Loss) on Investments and Options Written:
Net realized gain on investments and options written	107,580,721
Net change in unrealized appreciation of investments and options written	(173,477,314)

Net Loss on Investments	(65,896,593)

Decrease in Net Assets from Operations	$(51,423,971)

*	Net investment income for Common Stock is $13,531,697, which is net of Preferred Stock dividends of $940,925.
See Notes to Financial Statements.

Tri-Continental Corporation

Statements of Changes in Net Investment Assets (unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004

Operations:
Net investment income	$14,472,622	$29,795,747
Net realized gain on investments and options written	107,580,721	202,500,162
Payments received from the Manager (Note 9)	—	637,118
Net change in unrealized appreciation of investments and options written	(173,477,314)	43,439,840

Increase (Decrease) in Net Investment Assets from Operations	(51,423,971)	276,372,867

Distributions to Stockholders:
Net investment income:
Preferred Stock (per share: $1.25 and $2.50)	(940,925)	(1,881,850)
Common Stock (per share: $0.11 and $0.23)	(12,275,991)	(26,373,838)

Decrease in Net Investment Assets from Distributions	(13,216,916)	(28,255,688)

Capital Share Transactions:
Value of shares of Common Stock issued for investment plans (351,077 and 789,005 shares)	6,271,761	13,553,321
Cost of shares of Common Stock purchased from investment plan participants (1,395,963 and 3,355,911 shares)	(24,893,623)	(57,058,115)
Cost of shares of Common Stock purchased in the open market (1,180,447 and 2,638,515 shares)	(21,180,288)	(44,832,751)
Net proceeds from issuance of shares of Common Stock upon exercise of warrants (9,900 and 1,845 shares)	9,900	1,845

Decrease in Net Investment Assets from Capital Share Transactions	(39,792,250)	(88,335,700)

Increase (Decrease) in Net Investment Assets	(104,433,137)	159,781,479

Net Investment Assets:
Beginning of period	2,508,417,907	2,348,636,428

End of Period (including undistributed net investment income of $2,278,105 and $1,022,399, respectively)	$2,403,984,770	$2,508,417,907

See Notes to Financial Statements.

Tri-Continental Corporation

Notes to Financial Statements (unaudited)

1.       Significant Accounting Policies — The financial statements of Tri-Continental Corporation (the “Corporation”) have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. These unaudited interim financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Corporation:

a.

Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available or are otherwise no longer valid or reliable are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility in the US markets. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

b.

Federal Taxes — There is no provision for federal income tax. The Corporation has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net realized gain.

c.

Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statements and federal income tax purposes. Dividends receivable are recorded on ex-dividend dates. Interest income is recorded on the accrual basis.

d.	Distributions to Stockholders — Dividends and distributions to stockholders are recorded on ex-dividend date.

e.

Options — The Corporation is authorized to write and purchase put and call options. When the Corporation writes an option, an amount equal to the premium received by the Corporation is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Corporation enters into a closing transaction), the Corporation realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). The Corporation, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

2.        Capital Stock Transactions — Under the Corporation’s Charter, dividends on the Common Stock cannot be declared unless net assets, after such dividends and dividends on Preferred Stock, equal at least $100 per share of Preferred Stock outstanding. The Preferred Stock is subject to redemption at the Corporation’s option at any time on 30 days’ notice at $55 per share (or a total of $41,400,700 for the shares outstanding) plus accrued dividends, and entitled in liquidation to $50 per share plus accrued dividends.

          The Corporation, in connection with its Automatic Dividend Investment and Cash Purchase Plan and other Stockholder plans, acquires and issues shares of its own Common Stock, as needed, to satisfy Plan requirements. For the six months ended June 30, 2005, 1,395,963 shares were purchased from Plan participants at a cost of $24,893,623, which represented a weighted average discount of 16.13% from the net asset value of those acquired shares. A total of 351,077 shares were issued to Plan participants during the year for proceeds of $6,271,761, at a discount of 16.09% from the net asset value of those shares.

Tri-Continental Corporation

Notes to Financial Statements (unaudited) (continued)

          For the six months ended June 30, 2005, the Corporation purchased 1,180,447 shares of its Common Stock in the open market at an aggregate cost of $21,180,288, which represented a weighted average discount of 15.94% from the net asset value of those acquired shares.

          At June 30, 2005, 278,595 shares of Common Stock were reserved for issuance upon exercise of 12,382 Warrants, each of which entitled the holder to purchase 22.50 shares of Common Stock at $1.00 per share.

          Assuming the exercise of all Warrants outstanding at June 30, 2005, net investment assets would have increased by $278,595 and the net asset value of the Common Stock would have been $21.31 per share. The number of Warrants exercised during the six months of 2005 and 2004 was 440 and 82, respectively.

3.      Repurchase Agreements — The Corporation may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by the Manager. Securities received as collateral subject to repurchase agreements are deposited with the Corporation’s custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. Procedures have been established to monitor, on a daily basis, the market value of repurchase agreements’ underlying securities to ensure the existence of the proper level of collateral.

4.      Management Fee, Administrative Services, and Other Transactions — The Manager manages the affairs of the Corporation and provides for the necessary personnel and facilities. Compensation of all officers of the Corporation, all directors of the Corporation who are employees of the Manager, and all personnel of the Corporation and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to a percentage of the Corporation’s daily net assets at the close of business on the previous business day. The management fee rate is calculated on a sliding scale of 0.45% to 0.375%, based on average daily net assets of all the investment companies managed by the Manager. The management fee for the six months ended June 30, 2005, was equivalent to an annual rate of 0.41% of the average daily net assets of the Corporation.

          Seligman Data Corp., which is owned by the Corporation and certain associated investment companies, charged the Corporation at cost $1,809,765 for stockholder account services in accordance with a methodology approved by the Corporation’s directors. Costs of Seligman Data Corp. directly attributable to the Corporation were charged to the Corporation. The remaining charges were allocated to the Corporation by Seligman Data Corp. pursuant to a formula based on the Corporation’s net assets, stockholder transaction volume and number of stockholder accounts. The Corporation’s investment in Seligman Data Corp. is recorded at a cost of $43,681.

          The Corporation and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Corporation to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Corporation’s percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the preceding calendar quarter. As of June 30, 2005, the Corporation’s potential obligation under the Guaranties is $713,500. As of June 30, 2005, no event has occurred which would result in the Corporation becoming liable to make any payment under a Guaranty. A portion of rent paid by Seligman Data Corp. is charged to the Corporation as part of Seligman Data Corp.’s shareholder account services cost.

          Certain officers and directors of the Corporation are officers or directors of the Manager and/or Seligman Data Corp.

          The Corporation has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Corporation or other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings/loss accrued thereon is included in directors’ fees and expenses, and the accumulated balance thereof at June 30, 2005, of $292,023 is included in other liabilities.

Tri-Continental Corporation

Notes to Financial Statements (unaudited) (continued)

Deferred fees and related accrued earnings are not deductible for federal income tax purposes until such amounts are paid.

5.      Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term investments, amounted to $813,003,978 and $884,232,978, respectively.

6.      Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Corporation. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

          The tax basis information presented below is based on operating results for the six months ended June 30, 2005 and will vary from the final tax information as of the Corporation’s year end.

          At June 30, 2005, the cost of investments for federal income tax purposes was $2,311,207,888. The tax basis cost was lower than the cost for financial reporting purposes due to tax losses passed through to the Corporation from its limited partnership investments of $6,628,735 offset, in part, by the tax deferral of losses on wash sales in the amount of $1,948,292.

          At June 30, 2005, the tax basis components of accumulated earnings were as follows:

Gross unrealized appreciation of portfolio securities and options written	$225,954,777
Gross unrealized depreciation of portfolio securities and options written	(128,804,604)

Net unrealized appreciation of portfolio securities	97,150,173
Capital loss carryforward	(527,111,378)
Current period net realized gain	108,079,103
Undistributed income	2,570,128

Total accumulated loss	$(319,311,974)

          At December 31, 2004, the Corporation had a net capital loss carryforward for federal income tax purposes of $527,111,378 which is available for offset against future taxable net capital gains, with $490,148,854 expiring in 2010 and $36,962,524 expiring in 2011. Accordingly, no capital gain distributions are expected to be paid to stockholders until net capital gains have been realized in excess of the available capital loss carryforward.

          For the six months ended June 30, 2005 and the year ended December 31, 2004, the tax characterization of distributions to stockholders was the same as for financial reporting purposes.

7.      Restricted Securities — At June 30, 2005, the Tri-Continental Financial Division of the Corporation comprised two investments that were purchased through private offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. These investments are valued at fair value as determined in accordance with procedures approved by the Board of Directors of the Corporation. The acquisition dates of investments in the limited partnerships, along with their cost and values at June 30, 2005, were as follows:

Investments	Acquisition Date(s)	Cost	Value

WCAS Capital Partners II, L.P.	12/11/90 to 3/24/98	$4,301,124	$1,792,910
Whitney Subordinated Debt Fund, L.P	7/12/89 to 11/10/98	1,861,097	763,487

Total		$6,162,221	$2,556,397

Tri-Continental Corporation

Notes to Financial Statements (unaudited) (continued)

8.	Options Written — Transactions in options written during the six months ended June 30, 2005 were as follows:

	Call Options

	Shares Subject to Call	Premium

Options outstanding at December 31, 2004	—	$—
Options written	3,505,400	4,005,947
Option expired	(352,600)	(602,562)

Options outstanding at June 30, 2005	3,152,800	$3,403,385

9.      Other Matters — The Manager conducted an extensive internal review in response to developments regarding disruptive or illegal trading practices within the mutual fund industry. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman registered investment companies (“Seligman Funds”). This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002. The Securities and Exchange Commission (the “SEC”) and the Attorney General of the State of New York also are reviewing these matters.

          The Manager also reviewed its practice of placing some of the Seligman Funds’ orders to buy and sell portfolio securities with brokerage firms in recognition of their sales of Seligman Funds. At the time such orders were placed, this practice was permissible when done properly; however, the Manager believes that it may have violated applicable requirements for certain of such orders as a result of compensation arrangements the Manager had with certain brokerage firms. The Manager discontinued this practice entirely in October 2003. The Manager is confident that the execution of all such orders was consistent with its best execution obligations and that the Seligman Funds did not pay higher brokerage commissions than they would otherwise have paid for comparable transactions. The Manager also responded fully to information requests from the SEC and the NASD relating to the Manager’s use of revenue sharing and fund portfolio brokerage commissions and will continue to provide additional information if, and as, requested.

          The results of the Manager’s internal reviews were presented to the Independent Directors of the Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, which did not affect Tri-Continental Corporation, in May 2004, the Manager made payments to three funds and agreed to waive a portion of its management fee with respect to another fund. In order to resolve matters with the Independent Directors with regard to portfolio brokerage commissions, in May 2004, the Manager made payments to each of twenty-four funds in an amount equal to the commissions paid by each such fund during the period from 1998 through 2003 to certain brokerage firms in recognition of sales of fund shares, including $637,118 paid to Tri-Continental Corporation, which has been reported as Payments received from the Manager in the Statements of Changes in Net Investment Assets for the year ended December 31, 2004.

Tri-Continental Corporation

Financial Highlights (unaudited)

     The Corporation’s financial highlights are presented below. “Per share operating performance” data is designed to allow investors to trace the operating performance, on a per Common share basis, from the beginning net asset value to the ending net asset value, so that investors can understand what effect the individual items have on their investment, assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item, as disclosed in the financial statements, to their equivalent per Common share amounts, using average shares outstanding.

     “Total Investment Return” measures the Corporation’s performance assuming that investors purchased shares of the Corporation at the market value or net asset value as of the beginning of the period, invested dividends and capital gains paid, as provided for in the Corporation’s Prospectus and Automatic Dividend Investment and Cash Purchase Plan, and then sold their shares at the closing market value or net asset value per share on the last day of the period. The computations do not reflect taxes or any sales commissions investors may incur in purchasing or selling shares of the Corporation.

     The ratios of expenses and net investment income to average net investment assets and to average net assets for Common Stock for the periods presented do not reflect the effect of dividends paid to Preferred Stockholders.

	Six Months	Year Ended December 31,
	Ended
	June 30, 2005	2004	2003	2002	2001	2000

Per Share Operating Performance:
Net Asset Value, Beginning of Period	$21.87	$19.55	$15.72	$21.69	$25.87	$32.82

Net investment income	0.13	0.26	0.18	0.25	0.32	0.35
Net realized and unrealized investment gain (loss)	(0.52)	2.31	3.84	(5.95)	(3.02)	(3.25)

Increase (Decrease) from Investment Operations	(0.39)	2.57	4.02	(5.70)	(2.70)	(2.90)
Dividends paid on Preferred Stock	(0.01)	(0.02)	(0.02)	(0.01)	(0.01)	(0.02)
Dividends paid on Common Stock	(0.11)	(0.23)	(0.17)	(0.26)	(0.28)	(0.33)
Distributions from net gain realized	—	—	—	—	(1.11)	(3.30)
Issuance of Common Stock in gain distributions	—	—	—	—	(0.08)	(0.40)

Net Increase (Decrease) in Net Asset Value	(0.51)	2.32	3.83	(5.97)	(4.18)	(6.95)

Net Asset Value, End of Period	$21.36	$21.87	$19.55	$15.72	$21.69	$25.87

Adjusted Net Asset Value, End of Period*	$21.31	$21.82	$19.51	$15.69	$21.65	$25.82
Market Value, End of Period	$17.81	$18.28	$16.40	$13.25	$18.75	$21.19

See footnotes on page 21.

Tri-Continental Corporation

Financial Highlights (unaudited) (continued)

	Six Months		Year Ended December 31,
	Ended
	June 30, 2005		2004	2003	2002	2001	2000

Total Investment Return:
Based upon market value	(1.97)%		12.95%	25.24%	(28.18)%	(5.22)%	(11.56)%
Based upon net asset value	(1.73)%		13.36%#	25.84%	(26.35)%	(10.20)%	(8.29)%

Ratios/Supplemental Data:
Expenses to average net investment assets	0.65	%†	0.65%	0.68%	0.67%	0.59%	0.54%
Expenses to average net assets for Common Stock	0.66	%†	0.66%	0.70%	0.68%	0.60%	0.54%
Net investment income to average net investment assets	1.21	%†	1.26%	1.03%	1.29%	1.36%	1.10%
Net investment income to average net assets for Common Stock	1.23	%†	1.28%	1.05%	1.31%	1.37%	1.11%
Portfolio turnover rate	34.35%		47.36%	138.65%	152.79%	124.34%	54.13%
Net Investment Assets, End of Period (000s omitted):
For Common Stock	$2,366,348		$2,470,781	$2,310,999	$1,958,295	$2,873,655	$3,458,009
For Preferred Stock	37,637		37,637	37,637	37,637	37,637	37,637

Total Net Investment Assets	$2,403,985		$2,508,418	$2,348,636	$1,995,932	$2,911,292	$3,495,646

*	Assumes the exercise of outstanding warrants.
#	Excluding the effect of the payments received from the Manager (Note 9 to Financial Statements), the total return would have been 13.33%.
†	Annualized.
See Notes to Financial Statements.

Tri-Continental Corporation

Proxy Results

     Tri-Continental Corporation Stockholders voted on the following proposals at the Annual Meeting of Stockholders on May 19, 2005, in Sarasota, Florida. The description of each proposal and number of shares voted are as follows:

	For	Withheld

Election of Directors:
Betsy S. Michel	78,346,919.297	4,674,499.180
James N. Whitson	78,401,763.646	4,619,653.831
Brian T. Zino	78,393,434.073	4,627,984.404

	For	Against	Abstain

Ratification of Deloitte & Touche LLP as auditors	80,923,857.734	1,166,635.471	930,882.222

Tri-Continental Corporation

Board of Directors

Robert B. Catell (2,3)		Leroy C. Richie (1,3)
Chairman, Chief Executive Officer and Director		Chairman and Chief Executive Officer, Q Standards
KeySpan Corporation		Worldwide, Inc.
Director, Kerr-McGee Corporation
John R. Galvin (1,3)
Dean Emeritus, Fletcher School of Law and		Robert L. Shafer (2,3)
Diplomacy at Tufts University		Ambassador and Permanent Observer of the
Sovereign Military Order of Malta to the
Alice S. Ilchman (2,3)		United Nations
President Emerita, Sarah Lawrence College
Director, Jeannette K. Watson Summer Fellowship		James N. Whitson (1,3)
Trustee, Committee for Economic Development		Retired Executive Vice President and Chief Operating
Officer, Sammons Enterprises, Inc.
Frank A. McPherson (2,3)		Director, CommScope, Inc.
Retired Chairman of the Board and Chief Executive
Officer, Kerr-McGee Corporation		Brian T. Zino
Director, ConocoPhillips		Director and President, J. & W. Seligman & Co.
Director, Integris Health		Incorporated
Chairman, Seligman Data Corp.
Betsy S. Michel (1,3)		Director, ICI Mutual Insurance Company
Trustee, The Geraldine R. Dodge Foundation		Member of the Board of Governors, Investment Company Institute

William C. Morris
Chairman, J. & W. Seligman & Co. Incorporated
Chairman, Carbo Ceramics Inc.	Member:	(1) Audit Committee
(2) Director Nominating Committee
(3) Board Operations Committee

Executive Officers

William C. Morris	Michael F. McGarry
Chairman	Vice President

Brian T. Zino	Thomas G. Rose
President and Chief Executive Officer	Vice President

John B. Cunningham	Lawrence P. Vogel
Vice President	Vice President and Treasurer

Eleanor T.M. Hoagland	Frank J. Nasta
Vice President and Chief Compliance Officer	Secretary

Charles W. Kadlec
Vice President

Tri-Continental Corporation

Additional Fund Information

Manager	Important Telephone Numbers

J. & W. Seligman & Co. Incorporated 100 Park Avenue	(800) TRI-1092	Stockholder Services
New York, NY 10017	(800) 445-1777	Retirement Plan Services

Stockholder Service Agent Seligman Data Corp.	(212) 682-7600	Outside the United States
100 Park Avenue	(800) 622-4597	24-Hour Automated
New York, NY 10017		Telephone Access Service

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Corporation will be filed with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q, and will be available to stockholders (i) without charge, upon request, by calling toll-free (800) 874-1092 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov. In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained in the Corporation’s Form N-Q is also made available to stockholders on Seligman’s website at www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by the Corporation to determine how to vote proxies relating to portfolio securities as well as information regarding how the Corporation voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 874-1092 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.2

[1]

The reference to Seligman’s website is an inactive textual reference and information contained in or otherwise accessible through Seligman’s website does not form a part of this report or the Corporation’s prospectus.

[2]	Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

Tri-Continental Corporation

Managed by

J. & W. SELIGMAN & CO.
INCORPORATED
Investment Managers and Advisors
ESTABLISHED 1864

This report is intended only for the information of Stockholders who have received the current prospectus covering shares of Common Stock of Tri-Continental Corporation, which contains information about investment objectives, risks, management fees and other costs. The prospectus should be read carefully before investing and may be obtained by calling Stockholder Services at 800-TRI-1092.

CETRI3b 6/05

ITEM 2.    CODE OF ETHICS.
                Not applicable.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.
                Not applicable.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.
                Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.
                Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.
                Included in Item 1 above.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
           MANAGEMENT INVESTMENT COMPANIES.
                Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
                Not applicable.

ITEM 9.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
           COMPANY AND AFFILIATED PURCHASERS.

             ---------------- -------------- ------------ --------------------------- --------------------------------
                                                            Total Number of Shares    Maximum Number (or Approximate
                              Total Number     Average     (or Units) Purchased as      Dollar Value) of Shares (or
                                of Shares    Price Paid        Part of Publicly           Units) that May Yet Be
                               (or Units)     per Share       Announced Plans or       Purchased Under the Plans or
                 Period         Purchased     (or Unit)          Programs (1)                  Programs (1)
             ---------------- -------------- ------------ --------------------------- --------------------------------
             1-01-05 to
             1-31-05             455,443        17.88              455,443                       5,071,481
             ---------------- -------------- ------------ --------------------------- --------------------------------
             2-01-05 to
             2-28-05             279,952        17.96              279,952                       4,791,529
             ---------------- -------------- ------------ --------------------------- --------------------------------
             3-01-05 to
             3-31-05             404,329        17.98              404,329                       4,387,200
             ---------------- -------------- ------------ --------------------------- --------------------------------
             4-01-05 to
             4-30-05             380,531        17.58              380,531                       4,006,669
             ---------------- -------------- ------------ --------------------------- --------------------------------
             5-01-05 to
             5-31-05             388,566        17.72              388,566                       3,618,103
             ---------------- -------------- ------------ --------------------------- --------------------------------
             6-01-05 to
             6-30-05             667,589        18.06              667,589                       2,950,514
             ---------------- -------------- ------------ --------------------------- --------------------------------

(1)  The stock repurchase program, renewed on November 19, 2004, authorizes the
     Registrant to repurchase up to 5.6% of its common stock in the open market from November 19, 2004 through December 31, 2005 as long as the discount of the net asset value of the common stock to its market price exceeds 10%.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
                Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)  The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

 ITEM 12.  EXHIBITS.
 (a)(1)  Not applicable.

 (a)(2)  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

 (a)(3)  Not applicable.

 (b)     Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRI-CONTINENTAL CORPORATION

By:      /S/ BRIAN T. ZINO
         Brian T. Zino

         President and Chief Executive Officer

Date:    September 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ BRIAN T. ZINO
         Brian T. Zino

         President and Chief Executive Officer

Date:    September 7, 2005

By:      /S/ LAWRENCE P. VOGEL
         Lawrence P. Vogel

         Vice President, Treasurer and Chief Financial Officer

Date:    September 7, 2005

TRI-CONTINENTAL CORPORATION

EXHIBIT INDEX

(a)(2)   Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)      Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.